Leases - Schedule of Movement in Net Investment in Sublease ROU Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movement In Net Investment In Sub Lease Of R O U Asset [Abstract]
Balance at the beginning	$ 44	$ 49	$ 53
Additions		1	1
Deletions	(42)
Interest income accrued during the period		2	2
Lease receipts	(1)	(8)	(7)
Balance at the end	$ 1	$ 44	$ 49